Cover	Apr. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2026
Entity File Number	001-40582
Entity Registrant Name	Unicycive Therapeutics, Inc.
Entity Central Index Key	0001766140
Entity Tax Identification Number	81-3638692
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1975 W. El Camino Real
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94040
City Area Code	(650)
Local Phone Number	351-4495
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UNCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false